Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		36 Months Ended	39 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Oct. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (16,855)	$ (26,770)	$ (17,289)	$ (32,144)	$ (64,712)	$ (65,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Common shares issued for compensation and services					15,000	15,000
Changes in operating assets and liabilities:
Prepaid expenses		12,000		12,000
Accounts payable	(3,450)	1,261	(3,450)	3,450
Accrued expenses	7,402		4,750		7,402	4,750
Net Cash Used in Operating Activities	(12,903)	(13,509)	(15,989)	(16,694)	(42,310)	(45,396)
Cash Flows from Financing Activities
Sale of common shares for cash					43,500	43,500
Capital contribution		2,500		2,500	3,758	3,758
Net Cash Provided by Financing Activities		2,500		2,500	47,258	47,258
Net Change in Cash	(12,903)	(11,009)	(15,989)	(14,194)	4,948	1,862
Cash - beginning of period	17,851	32,045	17,851	32,045
Cash - end of period	4,948	21,036	1,862	17,851	4,948	1,862
Supplemental disclosure of cash flow information:
Interest paid
Income tax paid